Cover	May 16, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 16, 2024
Entity File Number	001-36708
Entity Registrant Name	Uniti Group Inc.
Entity Central Index Key	0001620280
Entity Tax Identification Number	46-5230630
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	2101 Riverfront Drive
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Little Rock
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72202
City Area Code	501
Local Phone Number	850-0820
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	UNIT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false